Financial Instruments and Derivatives - Commodity Price Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) bbl / d	Dec. 31, 2017 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk | Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings | $	$ (75.6)	$ (150.9)
Possible decrease in risk variable, impact on pre-tax earnings | $	61.6	139.4
Commodity price risk | Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings | $	(0.7)	(2.9)
Possible decrease in risk variable, impact on pre-tax earnings | $	$ 0.7	$ 2.9
Commodity price risk | 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	14,900
Commodity price risk | 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	9,900
Commodity price risk | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	9,500
Commodity price risk | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	6,500
Commodity price risk | 2023 - 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	4,000
Portfolio of Swaps, Collars and Put Option Instruments | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge benchmark prices threshold, maximum percent	65.00%
Financial Derivatives and Fixed Differential Physical Contracts | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge benchmark prices threshold, maximum percent	35.00%